Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Nov. 02, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Dec. 06, 2021	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Apr. 22, 2020	Apr. 07, 2020
C000216362
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Large Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $23,055
Account Value	$ 23,055	$ 23,055	$ 22,176	$ 20,177	$ 19,343	$ 16,640	$ 17,933	$ 16,103	$ 15,440		$ 14,726	$ 15,690	$ 15,670	$ 17,278		$ 17,725	$ 16,887	$ 15,905	$ 14,234	$ 12,475	$ 12,433	$ 10,971		$ 10,000
C000216363
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Mid Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $21,558
Account Value	$ 21,558	21,558	21,009	19,449	18,853	15,979	18,303	16,742	17,649		16,122	16,926	17,067	18,096		19,163	18,268	17,759	15,608	13,228	12,957	11,119		10,000
C000216364
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon US Small Cap Core Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $21,174
Account Value	$ 21,174	21,174	21,403	18,971	18,828	16,004	18,791	16,687	17,784		16,430	17,030	16,910	18,099		19,902	19,240	19,715	17,431	13,531	12,968	11,447		10,000
C000216365
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon International Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $16,994
Account Value	$ 16,994	16,994	17,154	16,281	15,882	13,742	15,383	14,837	14,429		12,128	13,239	13,795	14,818		15,446	15,157	14,661	13,507	11,349	11,576	10,442	$ 10,000
C000216366
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Emerging Markets Equity ETF<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference†</sup> - $13,886
Account Value	$ 13,886	13,886	13,429	12,849	11,968	11,190	12,685	11,725	12,277		10,162	11,755	12,621	14,003		14,500	14,569	15,390	15,287	12,652	12,289	10,372	10,000
C000216367
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Core Bond ETF - $9,419
Account Value	$ 9,419	$ 9,419	9,397	8,943	9,223	8,521	8,944	9,080	9,036		8,495	9,256	9,128	9,877		10,090	10,199	9,984	10,175	10,131	10,269	10,015	10,000
C000216369
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon High Yield ETF - $13,287	Bloomberg U.S. Universal Index
Account Value	$ 13,287	$ 13,287	12,945	12,448	12,385	11,435	11,687	11,448	11,375		10,755	11,190	11,330	11,995		12,234	12,208	11,966	11,783	11,094	11,060	10,058	10,000
C000230859
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Concentrated International ETF - $10,259	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,259	$ 10,259	10,591	9,967	9,990	8,641	9,643	9,541	9,181		7,504	8,411	8,607	9,521	$ 10,000
C000238330
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Global Infrastructure Income ETF - $13,686	MSCI ACWI Index
Account Value	$ 13,686	$ 13,686	12,888	12,021	11,692	10,733	11,820	11,722	11,430	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	23,043	23,043	22,227	20,197	19,365	16,694	18,195	16,465	16,030		15,157	16,101	16,038	17,464		17,749	16,882	16,002	14,162	12,418	12,372	10,961		10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	22,996	22,996	22,262	20,224	19,400	16,719	18,311	16,567	16,256		15,337	16,250	16,174	17,567		17,911	17,059	16,249	14,351	12,468	12,404	10,986		10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	22,996	22,996	22,262	20,224	19,400	16,719	18,311	16,567	16,256		15,337	16,250	16,174	17,567		17,911	17,059	16,249	14,351	12,468	12,404	10,986		10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	16,506	16,506	16,752	15,925	15,538	13,424	15,063	14,572	14,124		11,734	12,896	13,440	14,536		15,238	15,052	14,633	13,582	11,358	11,552	10,463	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	14,110	14,110	13,623	12,995	12,050	11,260	12,820	11,825	12,413		10,162	11,830	12,647	14,124		14,731	14,802	15,484	15,223	12,594	12,269	10,411	10,000
Bloomberg U.S. Aggregate Total Return Index
Account Value [Line Items]
Account Value	9,441	9,441	9,418	8,965	9,243	8,540	8,961	9,098	9,053		8,510	9,273	9,137	9,879		10,093	10,203	9,987	10,181	10,141	10,275	10,014	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	9,773	9,773	9,722	9,266	9,510	8,788	9,196	9,298	9,257		8,685	9,422	9,327	10,093		10,313	10,418	10,201	10,368	10,264	10,379	10,022	10,000
MSCI EAFE® Index
Account Value [Line Items]
Account Value	11,225	11,225	11,392	10,829	10,567	9,129	10,243	9,910	9,605		9,605	8,770	9,140	9,885	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	14,880	14,880	14,508	13,422	12,903	11,206	12,398	11,426	11,250	10,000
Solactive GBS United States 500 Index TR
Account Value [Line Items]
Account Value	23,059	23,059	22,178	20,179	19,342	16,636	18,119	16,325	15,879		15,052	15,985	15,975	17,548		18,116	17,237	16,275	14,537	12,639	12,536	10,997		10,000
Morningstar® US Large Cap IndexSM
Account Value [Line Items]
Account Value	23,258	23,258	22,407	20,203	19,385	16,660	17,954	16,124	15,458		14,742	15,708	15,688	17,299		17,749	16,914	15,928	14,251	12,486	12,442	10,974		10,000
Solactive GBS United States 400 Index TR
Account Value [Line Items]
Account Value	21,410	21,410	20,860	19,313	18,722	15,959	18,448	16,751	17,874		16,359	17,138	17,220	18,162		19,599	18,845	18,866	16,700	13,550	13,133	11,302		10,000
Morningstar® US Mid Cap IndexSM
Account Value [Line Items]
Account Value	21,581	21,581	20,754	19,608	18,742	16,023	18,353	16,787	17,694		16,163	16,971	17,118	18,156		19,245	18,339	17,826	15,670	13,240	12,969	11,121		10,000
Solactive GBS United States 600 Index TR
Account Value [Line Items]
Account Value	22,590	22,590	22,832	20,236	20,083	17,022	20,291	17,797	19,051		17,536	18,144	18,183	19,375		21,317	20,627	20,532	17,991	13,641	13,050	11,498		10,000
Morningstar® US Small Cap IndexSM
Account Value [Line Items]
Account Value	21,337	21,337	21,159	19,196	18,833	16,027	18,819	16,715	17,820		16,464	17,069	16,948	18,143		19,949	19,283	19,757	17,490	13,524	12,962	11,450		$ 10,000
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR
Account Value [Line Items]
Account Value	16,687	16,687	16,845	15,993	15,613	13,490	15,170	14,638	14,311		12,026	13,180	13,737	14,760		15,437	15,192	14,757	13,584	11,379	11,576	10,469	10,000
Morningstar® Developed Markets ex-US Large Cap IndexSM
Account Value [Line Items]
Account Value	16,962	16,962	17,147	16,280	15,873	13,698	15,337	14,799	14,406		12,110	13,220	13,776	14,805		15,429	15,141	14,644	13,505	11,341	11,578	10,445	10,000
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
Account Value [Line Items]
Account Value	14,367	14,367	13,883	13,242	12,349	11,445	12,951	11,881	12,401		10,319	11,854	12,663	14,082		14,548	14,617	15,334	15,100	12,570	12,271	10,416	10,000
Morningstar® Emerging Markets Large Cap IndexSM
Account Value [Line Items]
Account Value	14,263	14,263	13,802	13,107	12,198	11,354	12,876	11,870	12,429		10,290	11,877	12,732	14,109		14,640	14,676	15,473	15,345	12,695	12,310	10,415	10,000
Bloomberg U.S. Corporate High Yield Total Return Index
Account Value [Line Items]
Account Value	13,434	13,434	13,078	12,571	12,505	11,534	11,777	11,531	11,443		$ 10,857	$ 11,280	$ 11,392	$ 12,073		$ 12,304	$ 12,263	$ 12,020	$ 11,829	$ 11,132	$ 11,086	$ 10,044	$ 10,000
S&P Global Infrastructure NR Index
Account Value [Line Items]
Account Value	$ 12,906	$ 12,906	$ 12,053	$ 11,223	$ 10,806	$ 9,776	$ 11,115	$ 11,227	$ 11,079	$ 10,000